Summary of deferred revenue (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	$ 2,017	$ 2,949
Total Deferred Revenues Non Current	1,777	1,684
Total Deferred Revenues	3,794	4,633
Novo Amendment [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	2,005	2,914
Total Deferred Revenues Non Current
Total Deferred Revenues	2,005	2,914
Pharmanovia License Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	10
Total Deferred Revenues Non Current	1,648
Total Deferred Revenues	1,658
NK License Agreement [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues	2
Total Deferred Revenues Non Current	129	128
Total Deferred Revenues	$ 131	128
Consilient Health [Member]
IfrsStatementLineItems [Line Items]
Total Current Deferred Revenues		35
Total Deferred Revenues Non Current		1,556
Total Deferred Revenues		$ 1,591